INTEREST EXPENSE, NET (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest on long-term debt	10.8
Other	0.8
Interest Expense	11.6
Interest income	0
Interest expense, net	(11.6)
Predecessor [Member]
Interest on long-term debt		59.6	72.0	71.5
Other		0.8	1.5	0.8
Interest Expense		60.4	73.5	72.3
Interest income		(0.1)	(0.3)	(0.4)
Interest expense, net		(60.3)	(73.2)	(71.9)	(69.1)	(74.8)